SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Details) - INR [Member] - INR (₨) ₨ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Short-term bank credit	[1]	₨ 2,431	₨ 2,534
Current maturities of Long- term bank loan and other	[2]	₨ 422	₨ 2,021
Weighted average interest
Short-term bank credit	[1]	8.60%	9.30%
Current maturities of Long- term bank loan and other	[2]	0.00%	9.60%
Total		₨ 2,853	₨ 4,555

[1]	Credit line and bank loan – short term overdraft credit line of 250 million INR ($2.8 million), 215 million INR ($2.4 million) of which were utilized as of December 31, 2025.
[2]	See also note 13e.